Deferred Tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]	Dec. 31, 2017
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	€ 193	€ 125
Deferred tax liabilities, temporary differences	1,227	529
Deferred tax assets	193	125	[1]	€ 79
Deferred tax liabilities	1,227	529	[1]	€ 1,021
Total net deferred tax liability / (asset)	1,035	394			€ 942
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(520)
Deferred tax liabilities, temporary differences	124	520
Total net deferred tax liability / (asset)	644	519			554
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	76	(7)
Deferred tax liabilities, temporary differences	1,549	807
Total net deferred tax liability / (asset)	1,473	814			1,737
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	440
Deferred tax liabilities, temporary differences	(1,031)	(1,433)
Total net deferred tax liability / (asset)	(1,471)	(1,434)			(1,787)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(112)	(125)
Deferred tax liabilities, temporary differences	1,663	1,788
Total net deferred tax liability / (asset)	1,775	1,914			1,892
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	7	12
Deferred tax liabilities, temporary differences	(249)	(257)
Total net deferred tax liability / (asset)	(256)	(269)			(295)
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	183	167
Deferred tax liabilities, temporary differences	(551)	(147)
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	119	79
Deferred tax liabilities, temporary differences	(279)	(748)
Total net deferred tax liability / (asset)	€ (398)	€ (827)			€ (863)

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.